Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Line Items]
Cash and cash equivalents (in Dollars)	$ 1,763	$ 3,085	$ 3,522	$ 3,994
Bottom of Range [member]
Financial Instruments [Line Items]
Interest rate	0.70%
Top of Range [Member]
Financial Instruments [Line Items]
Interest rate	4.85%
Credit Risk [Member]
Financial Instruments [Line Items]
Cash and cash equivalents (in Dollars)	$ 1,763
Israel [Member]
Financial Instruments [Line Items]
Interest rate	1.50%